                                                                October 12, 1995

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash Trust-Money Market Fund for the fiscal year ended August 31, 1995. During this period, the net assets of your Fund increased from approximately $982 million to $1.29 billion.

     After remaining at below 3% from 1992 through early 1994, rates on our Money Market Fund increased steadily to over 5% earlier this year. As of the end of your Fund's most recent fiscal year, the seven-day effective yield was 5.12%. We do not expect significant near-term action from the Federal Reserve Board that would cause rates either to increase significantly or to fall to the levels of two years ago.

     We continue to take a very conservative approach to investing the assets of your Fund's portfolio. Your Fund continues to maintain a AAAm rating from Standard & Poor's reflecting the fact that our credit quality and average maturity criteria are even more restrictive than those required by the Securities and Exchange Commission. Heritage Cash Trust also continues to offer you a wide range of convenient features including free checks, free checkwriting with a $100 minimum check amount, and daily sweeps of cash to and from brokerage accounts. In June of this year, the time period to settle securities trades with your brokerage firm decreased from five to three days. These new "T+3" rules make even more important the use of a cash holding place such as Heritage Cash Trust in conjunction with your brokerage account.

     Thank you for your continuing investment in Heritage Cash Trust-Money Market Fund. We look forward to serving your investment needs for years to come.

                                          Sincerely,

                                          /s/ Stephen G. Hill
                                          ------------------------------
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT--3.2%                                                                                      VALUE
---------------------------------------------------------------------------------------------------------   --------------
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 1995, @ 5.75%, to be repurchased at $41,476,624 on September 1, 1995, (collateralized by $34,290,000 United States Treasury
Notes, 8.875%, due August 15, 2017 with a market value of $42,563,744 including interest) (cost
$41,470,000).............................................................................................   $   41,470,000
                                                                                                            --------------

       PRINCIPAL                                                                                 FINAL
        AMOUNT                                                                              MATURITY DATE(S)
------------------------                                                                    -----------------
COMMERCIAL PAPER--85.0%
   DOMESTIC--70.9%
        BEVERAGES--4.6%
           $  50,000,000   The Coca-Cola Company, 5.62%-5.65%............................   10/13/95-12/04/95        49,449,267
              10,000,000   PepsiCo, Inc., 5.70%..........................................            09/07/95         9,990,500
                                                                                                                 --------------
                                                                                                                     59,439,767
                                                                                                                 --------------
        CHEMICALS--4.6%
              50,000,000   Dupont (E.I.) De Nemours & Company, 5.66%-5.92%...............   09/20/95-09/22/95        49,839,506
              10,000,000   Monsanto Company, 5.68%.......................................            09/06/95         9,992,111
                                                                                                                 --------------
                                                                                                                     59,831,617
                                                                                                                 --------------
        COMPUTER/OFFICE EQUIPMENT--1.0%
               2,500,000   Hewlett-Packard Company, 5.58%................................            10/03/95         2,487,600
              10,000,000   Xerox Credit Corporation, 5.73%...............................            10/05/95         9,945,883
                                                                                                                 --------------
                                                                                                                     12,433,483
                                                                                                                 --------------
        CORPORATE FINANCE--11.5%
              50,000,000   Ciesco, L.P., 5.67%-5.68%.....................................   10/11/95-11/14/95        49,490,928
              50,000,000   Corporate Asset Funding Corporation, 5.64%-5.87%..............   09/11/95-11/03/95        49,711,359
              50,000,000   General Electric Capital Corporation, 5.68%-5.72%.............   09/06/95-11/24/95        49,791,430
                                                                                                                 --------------
                                                                                                                    148,993,717
                                                                                                                 --------------
        DRUGS--5.7%
               5,300,000   Abbott Laboratories, 5.82%....................................            10/17/95         5,260,583
              30,000,000   Lilly (Eli) & Company, 5.63%..................................            10/12/95        29,807,813
              21,000,000   Pfizer, Inc., 5.70%...........................................            09/29/95        20,906,900
              18,158,000   Schering Corporation, 5.63%-5.88%.............................   10/04/95-11/02/95        18,045,761
                                                                                                                 --------------
                                                                                                                     74,021,057
                                                                                                                 --------------
        ELECTRONICS--4.2%
               5,000,000   Emerson Electric Company, 5.68%...............................            09/18/95         4,986,589
              50,000,000   Motorola Credit Corporation, 5.69%-5.71%......................   09/28/95-10/06/95        49,763,385
                                                                                                                 --------------
                                                                                                                     54,749,974
                                                                                                                 --------------
        FOOD--8.0%
              50,000,000   Cargill, Inc., 5.65%-5.68%....................................   09/11/95-11/16/95        49,553,561
              19,000,000   Campbell Soup Company, 5.68%-5.88%............................   11/03/95-11/07/95        18,801,107
              20,500,000   Heinz (H.J.) Company, 5.72%...................................   09/05/95-09/29/95        20,460,278
              15,000,000   Kellogg Company, 5.83%........................................            11/17/95        14,812,954
                                                                                                                 --------------
                                                                                                                    103,627,900
                                                                                                                 --------------
        GRAPHIC ARTS PRINTING--0.2%
               2,600,000   Donnelley (R.R.) & Sons Company, 5.73%........................            09/20/95         2,592,137
                                                                                                                 --------------
        HOUSEHOLD PRODUCTS--6.6%
              35,000,000   The Kimberly-Clark Corporation, 5.63%.........................            09/21/95        34,890,528
              50,000,000   The Procter & Gamble Company, 5.62%-5.92%.....................   09/07/95-11/20/95        49,816,860
                                                                                                                 --------------
                                                                                                                     84,707,388
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                  FINAL
        AMOUNT                                                                              MATURITY DATE(S)         VALUE
------------------------                                                                    -----------------    --------------
        OIL & GAS--10.8%
           $  40,000,000   Amoco Company, 5.63%..........................................            09/01/95    $   40,000,000
              50,000,000   Chevron Oil Finance Company, 5.71%............................            09/05/95        49,968,278
              50,000,000   Shell Oil Company, 5.63%......................................            10/13/95        49,671,583
                                                                                                                 --------------
                                                                                                                    139,639,861
                                                                                                                 --------------
        PUBLISHING--0.5%
               7,000,000   McGraw-Hill, Inc., 5.68%......................................            10/10/95         6,956,927
                                                                                                                 --------------
        RETAIL--4.9%
              10,000,000   Albertson's, Inc., 5.70%......................................            09/05/95         9,993,667
              20,000,000   Penney (J.C.) Funding Corporation, 5.72%......................   09/22/95-10/06/95        19,911,022
              33,000,000   Wal-Mart Stores, Inc., 5.68%..................................            09/06/95        32,974,196
                                                                                                                 --------------
                                                                                                                     62,878,885
                                                                                                                 --------------
        TELECOMMUNICATIONS--8.3%
              50,000,000   AT&T Corporation, 5.60%-5.72%.................................   09/01/95-02/02/96        49,811,825
              10,000,000   Bell Atlantic Network Funding, 5.68%..........................            09/28/95         9,957,400
               3,000,000   Southwestern Bell Capital Corporation, 5.68%..................            10/03/95         2,984,853
              45,000,000   Southwestern Bell Telephone Company, 5.66%....................            10/31/95        44,575,500
                                                                                                                 --------------
                                                                                                                    107,329,578
                                                                                                                 --------------
                           Total Domestic Commercial Paper...............................                           917,202,291
                                                                                                                 --------------
   FOREIGN-14.1%(B)
        CORPORATE FINANCE--4.4%
              21,400,000   The Canadian Wheat Board, 5.55%-5.67%.........................   10/12/95-02/27/96        21,050,426
              27,000,000   Province of Alberta, 5.61%-5.87%..............................   09/12/95-01/12/96        26,663,312
               9,100,000   Province of British Columbia, 5.60%-5.80%.....................   11/20/95-02/05/96         8,965,411
                                                                                                                 --------------
                                                                                                                     56,679,149
                                                                                                                 --------------
        DRUGS--1.5%
              20,000,000   SmithKline Beecham Corporation, 5.48%.........................            11/22/95        19,750,356
                                                                                                                 --------------
        FOOD--5.0%
              24,500,000   Nestle Capital Corporation, 5.68%-5.92%.......................   09/15/95-11/08/95        24,273,316
              40,490,000   Unilever Capital Corporation, 5.63%-5.78%.....................   09/22/95-11/21/95        40,102,262
                                                                                                                 --------------
                                                                                                                     64,375,578
                                                                                                                 --------------
        ELECTRONICS--0.1%
               2,000,000   Siemens Corporation, 5.70%....................................            09/07/95         1,998,100
                                                                                                                 --------------
        UTILITIES--3.1%
              40,000,000   Ontario Hydro, 5.72%-5.87%....................................   09/01/95-09/08/95        39,989,990
                                                                                                                 --------------
                           Total Foreign Commercial Paper................................                           182,793,173
                                                                                                                 --------------
                           Total Commercial Paper (cost $1,099,995,464)..................                         1,099,995,464
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                  FINAL
        AMOUNT                                                                              MATURITY DATE(S)         VALUE
------------------------                                                                    -----------------    --------------
CORPORATE NOTES--0.8%
                           Navistar Financial Corporation, Owner Trust, 1995-A, A-1,
            $  7,822,338   5.90%.........................................................            05/20/96    $    7,823,232
               3,000,000   Mobil Oil Corporation, 6.75%..................................            10/01/95         3,001,749
                                                                                                                 --------------
                           Total Corporate Notes (cost $10,824,981)......................                            10,824,981
                                                                                                                 --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--13.2%
              21,381,469   Agency for International Development - Jamaica, 6.33%(d)......            03/30/19        21,381,469
              11,815,000   Agency for International Development - Sri-Lanka, 6.08%(d)....            06/15/12        11,883,727
              50,000,000   Federal Home Loan Bank, 5.44%-6.53%...........................   09/26/95-02/15/96        49,588,489
              48,500,000   Federal Home Loan Mortgage Corporation, 5.79%-6.01%...........   10/03/95-05/13/96        48,299,171
              30,000,000   Federal National Mortgage Association, 5.50%-5.97%............   12/12/95-06/12/96        29,825,690
              10,000,000   U.S. Treasury Note, 4.625%....................................            02/15/96         9,939,176
                                                                                                                 --------------
                           Total U.S. Government and Agency Securities
                             (cost $170,917,722).........................................                           170,917,722
                                                                                                                 --------------
TOTAL INVESTMENTS (cost $1,323,208,167)(c), 102.3%(a)....................................                         1,323,208,167
OTHER ASSETS AND LIABILITIES, net, (2.3%)(a).............................................                          (29,468,446)
                                                                                                                 --------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share divided by
1,294,009,037 shares outstanding), consisting of paid-in-capital net of accumulated net
  realized loss of $269,316, 100.00%.....................................................                        $1,293,739,721
                                                                                                                 ==============

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.
(d) Floating rate notes, which reset on a weekly basis.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

Investment Income

Interest.................................................................................                 $65,182,402

Expenses (Notes 1 and 4):
  Management fee.........................................................................  $5,436,551
  Distribution fee.......................................................................   1,687,221
  Shareholder servicing..................................................................   1,437,554
  Custodian/Fund accounting fees.........................................................     128,072
  Amortization of state registration expenses............................................     124,628
  Reports to shareholders................................................................     117,471
  Federal registration fees..............................................................      88,595
  Professional fees......................................................................      47,085
  Insurance..............................................................................      27,832
  Trustees' fees and expenses............................................................       9,923
  Other..................................................................................      26,059
                                                                                           ----------
        Total expenses before waiver.....................................................   9,130,991
Fees waived by Manager (Note 4)..........................................................    (244,972)      8,886,019
                                                                                           ----------     -----------
Net investment income....................................................................                  56,296,383

Realized Loss on Investments
Net realized loss from investment transactions...........................................                    (269,316)
                                                                                                          -----------
Net increase in net assets resulting from operations.....................................                 $56,027,067
                                                                                                          ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
Increase in net assets:
Operations:
  Net investment income..........................................................  $   56,296,383       $  28,081,361
  Net realized loss from investment transactions.................................        (269,316 )           (15,719)
                                                                                   ---------------     ---------------
Net increase in net assets resulting from operations.............................      56,027,067          28,065,642
Distributions to shareholders from net investment income ($.050 and $.029 per
  share, respectively)...........................................................     (56,296,383 )       (28,065,642)
Increase in net assets from Fund share transactions (Note 2).....................     312,390,427          56,392,416
                                                                                   ---------------     ---------------
Increase in net assets...........................................................     312,121,111          56,392,416
Net assets, beginning of year....................................................     981,618,610         925,226,194
                                                                                   ---------------     ---------------
Net assets, end of year..........................................................  $1,293,739,721       $ 981,618,610
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FOR THE YEARS ENDED AUGUST 31,
                        ----------------------------------------------------------------------------------------------
                         1995       1994       1993       1992       1991       1990       1989       1988       1987    1986+
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............  $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000   $1.000
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (a)........    .050(b)    .029(b)    .025(b)    .038(b)    .063       .077       .084       .065       .054(b)  .050(b)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income
    and net realized
    gains (a).........   (.050)     (.029)     (.025)     (.038)     (.063)     (.077)     (.084)     (.065)     (.054)   (.050)
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
NET ASSET VALUE, END
  OF PERIOD...........  $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000   $1.000
                        ======     ======     ======     ======     ======     ======     ======     ======     ======   ======
TOTAL RETURN %........    5.00       2.87       2.48       3.77       6.27       7.73       8.38       6.46       5.43     5.05(d)
RATIOS TO AVERAGE
  DAILY NET ASSETS
  (%)/SUPPLEMENTAL
  DATA:
  Operating expenses,
    net...............     .79(b)     .79(b)     .78(b)     .78(b)     .79        .81        .90        .94       1.00(b)  1.00(b)
  Net investment
    income............    5.00(b)    2.87(b)    2.47(b)    3.75(b)    6.20       7.73       8.51       6.47       5.45(b)  6.56(b)
  Net assets, end
    of period
    ($ millions)......   1,294        982        925        953        890        727        475        230        153      139


---------
  + For the period November 25, 1985 (commencement of operations) to August 31, 1986.
(a) Includes net realized gains (losses) which were ($.001), ($.001), $.001, $.001, $.001, ($.001), $.001, $.001, ($.001) and less than $.003 per share, respectively.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001, $.001, $.001 and $.001 per share, respectively. The operating expense ratios including such items would be .81%, .81%, .81%, .78%, 1.01% and 1.12% (annualized), respectively.
(c) Annualized.
(d) Not annualized.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a supervised portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers two classes of shares, Class A and Class C Shares. Class C Shares may be acquired only through exchanges of Class C Shares of other Heritage Mutual Funds. At August 31, 1995, there were no Class C Shares outstanding. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of August 31, 1995, the Fund has net tax basis capital loss carryforwards of $9,682 and $6,037 which may be applied to any net taxable gains until their expiration dates in 2001 and 2002, respectively. In addition the Fund has post-October losses that the Fund has deferred in the amount of $269,316.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares of the Fund during the years ended August 31, 1995 and 1994, at a constant net asset value of $1.00 per share, were as follows:

                                                                                         FOR THE YEARS ENDED
                                                                               ---------------------------------------
                                                                                AUGUST 31, 1995        AUGUST 31, 1994
                                                                               -----------------       ---------------
        Shares sold..........................................................     4,788,622,703         4,409,461,564
        Shares issued in reinvestment of distributions.......................        55,467,958            27,661,751
        Shares redeemed......................................................    (4,531,700,234)       (4,380,730,899 )
                                                                               -----------------       ---------------
          Net increase.......................................................       312,390,427            56,392,416
        Shares outstanding:
          Beginning of year..................................................       981,618,610           925,226,194
                                                                               -----------------       ---------------
          End of year........................................................     1,294,009,037           981,618,610
                                                                               =================       ==============

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1995, purchases, sales and maturities of short-term investment securities excluding repurchase agreements aggregated $10,019,437,155, $56,386,369 and $9,694,617,000, respectively. Purchases and sales of U.S. government obligations aggregated $9,897,656 and $25,782,143, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. The annual effective management fee rate after fee waivers for the year ended August 31, 1995 was .46%. The amount payable to the Manager as of August 31, 1995 was $295,047. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. For the period January 2, 1992 to December 31, 1992, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that the Fund's annual operating expenses exceeded .77%, on an annual basis, of the Fund's average daily net assets. Effective January 1, 1993, this voluntary expense limitation was changed to .79%, on an annual basis, of the Fund's average daily net assets. Under these arrangements, management fees of $244,972 ($.0002 per share) were waived during the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($207,108) in the prior year ended August 31, 1994 if total Fund expenses fall below the annual expense limitation before the end of the year ending August 31, 1996.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1995 was $255,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $35,932 during the current year of which $6,000 was payable as of August 31, 1995.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1995 was $169,255. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, mutual funds that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Money Market Fund:

     We have audited the accompanying statement of net assets of Heritage Cash Trust-Money Market Fund as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended and for the period November 25, 1985 (commencement of operations) to August 31, 1986. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Cash Trust-Money Market Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended and for the period November 25, 1985 (commencement of operations) to August 31, 1986 in conformity with generally accepted accounting principles.

                                          /s/ Coopers & Lybrand
                                          ------------------------------------

Boston, Massachusetts
October 12, 1995

                      (This Page Intentionally Left Blank)

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage Family of mutual funds. Other investment alternatives available to you from Heritage include:

          -   HERITAGE CASH TRUST
                 MUNICIPAL MONEY MARKET FUND
          -   HERITAGE CAPITAL APPRECIATION TRUST
          -   HERITAGE INCOME-GROWTH TRUST
          -   HERITAGE INCOME TRUST
                 DIVERSIFIED PORTFOLIO
                 LIMITED MATURITY GOVERNMENT PORTFOLIO
          -   HERITAGE SERIES TRUST
                 SMALL CAP STOCK FUND
                 VALUE EQUITY FUND
          -   HERITAGE U.S. GOVERNMENT INCOME FUND
                 (A CLOSED-END FUND THAT TRADES ON THE
                   NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact your account executive. Please read the Prospectus carefully before you invest in any of the funds.

                                     LOGO
                                   HERITAGE
                                --------------
                                CASH TRUST(TM)
                                --------------

                               MONEY MARKET FUND

                                             A money market fund
                                             ----------------------------
                                             seeking high current income
                                             ----------------------------
                                             consistent with liquidity
                                             ----------------------------
                                             and preservation of capital
                                             ----------------------------

                                             ANNUAL REPORT
                                             and Investment Performance
                                             Review for the Year Ended
                                             AUGUST 31, 1995

                                   A member of the
                                   Heritage Family of Mutual Funds(TM)

Heritage Cash Trust
Money Market Fund
P.O. Box 33022
St. Petersburg, FL 33733
---------------------------

Address Change Requested

Annual Report
INVESTMENT ADVISOR/
SHAREHOLDER SERVICING AGENT/
FUND ACCOUNTANT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733
(800) 421-4184
DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
This report is for the information of shareholders of Heritage Cash Trust-Money Market Fund, It may also be used as sales literature when preceded or accompanied by a prospectus.
93M 10/95